Interest-bearing loans and borrowings - Schedule of unsecured notes (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 18, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,402,035,000	$ 930,713,000
Total other notes
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000	200,000,000
Borrowings	200,000,000	200,000,000
Total other notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	202,284,000	201,952,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000	200,000,000	$ 200,000,000
Borrowings	200,000,000	200,000,000
Unsecured notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 202,284,000	$ 201,952,000
Unsecured notes | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%